UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Equity Long/Short Fund

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 166.1%

	COMMON STOCKS – 166.1%

	Aerospace & Defense – 7.6%

7,792	Boeing Company	$1,094,932

7,670	General Dynamics Corporation	1,075,027

7,758	Huntington Ingalls Industries Inc.	961,914

8,270	L-3 Communications Holdings, Inc.	974,289

18,237	Spirit AeroSystems Holdings Inc., (2)	995,558

14,650	Triumph Group Inc.	977,009
	Total Aerospace & Defense	6,078,729

	Air Freight & Logistics – 2.3%

14,897	C.H. Robinson Worldwide, Inc.	919,592

19,502	Expeditors International of Washington, Inc.	893,972
	Total Air Freight & Logistics	1,813,564

	Airlines – 1.3%

24,700	Delta Air Lines, Inc.	1,060,124

	Automobiles – 0.9%

20,500	General Motors Company	737,385

	Banks – 3.9%

10,207	Associated Bank Corporation	193,627

24,671	Citigroup Inc.	1,334,208

24,500	JPMorgan Chase & Co.	1,611,610
	Total Banks	3,139,445

	Beverages – 4.0%

21,148	Coca-Cola Enterprises Inc.	935,376

11,708	Dr. Pepper Snapple Group	897,301

13,879	PepsiCo, Inc.	1,338,352
	Total Beverages	3,171,029

	Biotechnology – 4.6%

7,780	Amgen Inc.	1,215,703

2,563	Biogen Inc., (2)	1,017,485

12,879	Gilead Sciences, Inc.	1,445,925
	Total Biotechnology	3,679,113

	Building Products – 1.2%

35,844	Masco Corporation	970,297

	Capital Markets – 5.2%

5,663	Goldman Sachs Group, Inc.	1,167,654

Nuveen Investments	1

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Capital Markets (continued)

17,000	Lazard Limited	$944,520

28,719	Morgan Stanley	1,097,066

11,562	T. Rowe Price Group Inc.	932,938
	Total Capital Markets	4,142,178

	Chemicals – 3.6%

21,517	Cabot Corporation	892,310

10,178	LyondellBasell Industries NV	1,028,996

21,615	Mosaic Company	991,048
	Total Chemicals	2,912,354

	Commercial Services & Supplies – 1.0%

38,475	Pitney Bowes Inc.	840,679

	Communications Equipment – 6.5%

78,385	Brocade Communications Systems Inc.	969,231

46,228	Cisco Systems, Inc.	1,354,943

17,408	Echostar Holding Corporation, Class A, (2)	872,141

7,966	F5 Networks, Inc., (2)	1,001,247

36,259	Juniper Networks Inc.	1,008,000
	Total Communications Equipment	5,205,562

	Containers & Packaging – 3.6%

15,752	Avery Dennison Corporation	975,206

16,996	Crown Holdings Inc., (2)	939,709

14,914	Rock-Tenn Co.	971,498
	Total Containers & Packaging	2,886,413

	Diversified Consumer Services – 1.2%

33,000	Service Corporation International	958,980

	Diversified Financial Services – 2.4%

9,039	Moody’s Corporation	977,116

21,594	Voya Financial Inc.	978,424
	Total Diversified Financial Services	1,955,540

	Diversified Telecommunication Services – 1.2%

28,607	CenturyLink Inc.	950,897

	Electrical Equipment, Instruments & Components – 1.2%

7,851	Rockwell Automation, Inc.	964,809

	Energy Equipment & Services – 2.4%

18,992	Cooper Cameron Corporation, (2)	974,859

40,800	Superior Energy Services, Inc.	942,072
	Total Energy Equipment & Services	1,916,931

2	Nuveen Investments

Shares	Description (1)	Value

	Food & Staples Retailing – 1.5%

12,100	CVS Caremark Corporation	$1,238,798

	Food Products – 3.8%

20,010	Archer-Daniels-Midland Company	1,057,529

11,155	Bunge Limited	1,032,507

41,139	Flowers Foods Inc.	923,982
	Total Food Products	3,014,018

	Health Care Equipment & Supplies – 3.6%

7,527	Edwards Lifesciences Corporation, (2)	983,929

14,609	Medtronic, PLC	1,114,959

32,723	Tidewater, Inc.	803,022
	Total Health Care Equipment & Supplies	2,901,910

	Health Care Providers & Services – 10.6%

9,192	Aetna Inc.	1,084,380

8,704	AmerisourceBergen Corporation	979,722

6,343	Anthem Inc.	1,064,673

11,689	Cardinal Health, Inc.	1,030,619

13,593	Centene Corporation, (2)	1,024,097

7,556	CIGNA Corporation	1,064,111

15,662	Health Net Inc., (2)	974,803

10,244	UnitedHealth Group Incorporated	1,231,431
	Total Health Care Providers & Services	8,453,836

	Hotels, Restaurants & Leisure – 4.7%

16,265	Brinker International Inc.	897,503

15,094	Darden Restaurants, Inc.	989,261

12,627	Marriott International, Inc., Class A	984,780

10,975	Wyndham Worldwide Corporation	931,887
	Total Hotels, Restaurants & Leisure	3,803,431

	Household Durables – 1.2%

19,866	Leggett and Platt Inc.	939,264

	Household Products – 1.1%

9,272	Spectrum Brands Inc.	896,139

	Independent Power & Renewable Electricity Producers – 2.4%

71,458	AES Corporation	971,829

37,177	NRG Energy, Inc.	936,860
	Total Independent Power & Renewable Electricity Producers	1,908,689

	Industrial Conglomerates – 1.2%

5,465	Roper Technologies, Inc.	956,156

Nuveen Investments	3

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Insurance – 6.9%

27,329	Assured Guaranty Limited	$781,336

17,000	Axis Capital Holdings Ltd	935,680

15,389	Endurance Specialty Holdings Limited	935,343

5,049	Everest Reinsurance Group Ltd	916,444

9,888	Travelers Companies, Inc.	999,875

21,852	Valdius Holdings Limited	937,669
	Total Insurance	5,506,347

	Internet Software & Services – 1.2%

14,788	VeriSign, Inc., (2)	934,454

	IT Services – 4.8%

23,773	CoreLogic Inc.	926,672

10,971	Gartner Inc., (2)	959,743

12,583	MasterCard, Inc.	1,160,908

21,113	Teradata Corporation, (2)	822,140
	Total IT Services	3,869,463

	Leisure Products – 1.0%

5,415	Polaris Industries, Inc.	774,616

	Machinery – 8.1%

31,005	Allision Transmission Holdings Inc.	948,753

12,652	Caterpillar Inc.	1,079,469

15,001	Crane Company	908,011

13,081	Lincoln Electric Holdings Inc.	879,174

7,864	Parker Hannifin Corporation	947,062

9,669	Stanley Black & Decker Inc.	990,492

25,612	Trinity Industries Inc.	768,104
	Total Machinery	6,521,065

	Media – 7.5%

10,853	AMC Networks Inc., Class A Shares, (2)	852,937

39,111	Cablevision Systems Corporation	958,611

5,147	Charter Communications, Inc., Class A, (2)	921,416

23,100	Comcast Corporation, Class A	1,350,426

239,281	Sirius XM Holdings Inc., (2)	923,625

24,819	Starz, Class A, (2)	1,041,405
	Total Media	6,048,420

	Metals & Mining – 1.2%

42,517	Steel Dynamics Inc.	927,296

	Multiline Retail – 6.1%

21,305	Big Lots, Inc.	935,290

4	Nuveen Investments

Shares	Description (1)	Value

	Multiline Retail (continued)

8,180	Dillard’s, Inc., Class A	$948,962

14,708	Kohl’s Corporation	963,227

15,066	Macy’s, Inc.	1,008,669

13,054	Target Corporation	1,035,443
	Total Multiline Retail	4,891,591

	Oil, Gas & Consumable Fuels – 4.7%

22,372	CVTR Energy Inc.	867,139

125,418	Denbury Resources Inc.	924,331

56,621	Oasis Petroleum Inc., (2)	961,425

16,634	Valero Energy Corporation	985,398
	Total Oil, Gas & Consumable Fuels	3,738,293

	Personal Products – 1.1%

10,480	Estee Lauder Companies Inc., Class A	916,266

	Pharmaceuticals – 3.8%

16,124	Johnson & Johnson	1,614,657

41,306	Pfizer Inc.	1,435,384
	Total Pharmaceuticals	3,050,041

	Road & Rail – 2.3%

22,783	Con-Way, Inc.	922,028

14,596	Landstar System	954,578
	Total Road & Rail	1,876,606

	Semiconductors & Semiconductor Equipment – 3.0%

39,766	Intel Corporation	1,370,336

46,134	NVIDIA Corporation	1,020,945
	Total Semiconductors & Semiconductor Equipment	2,391,281

	Software – 10.1%

38,500	Activision Blizzard Inc.	972,510

30,900	CA Technologies	940,905

16,721	Electronic Arts Inc., (2)	1,049,326

9,825	Intuit, Inc.	1,023,274

40,225	Microsoft Corporation	1,884,944

28,695	Oracle Corporation	1,247,946

12,433	Red Hat, Inc., (2)	960,698
	Total Software	8,079,603

	Specialty Retail – 7.4%

26,531	Best Buy Co., Inc.	920,626

12,191	Foot Locker, Inc.	770,471

20,810	Gap, Inc.	797,647

Nuveen Investments	5

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)			Value

	Specialty Retail (continued)

11,911	Home Depot, Inc.			$1,327,123

11,131	L Brands Inc.			963,053

16,270	Lowe’s Companies, Inc.			1,138,574
	Total Specialty Retail			5,917,494

	Technology Hardware, Storage & Peripherals – 7.5%

22,577	Apple, Inc.			2,941,331

40,223	EMC Corporation			1,059,473

31,485	Hewlett-Packard Company			1,051,598

9,573	Western Digital Corporation			932,026
	Total Technology Hardware, Storage & Peripherals			5,984,428

	Textiles, Apparel & Luxury Goods – 1.4%

10,900	Nike, Inc., Class B			1,108,203

	Tobacco – 1.2%

13,672	Lorillard Inc.			990,947

	Trading Companies & Distributors – 1.2%

13,239	WESCO International Inc., (2)			951,355

	Wireless Telecommunication Services – 1.4%

28,973	T-Mobile US Inc., (2)			1,126,470
	Total Long-Term Investments (cost $124,646,035)			133,100,509

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.2%

	REPURCHASE AGREEMENTS – 0.2%

$168	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/29/15, repurchase price $167,842, collateralized by $170,000 U.S. Treasury Notes, 2.500%, due 5/15/24, value $175,950	0.000%	6/01/15	$167,842
	Total Short-Term Investments (cost $167,842)			167,842
	Total Investments (cost $124,813,877) – 166.3%			133,268,351

Shares	Description (1)			Value

	COMMON STOCKS SOLD SHORT – (87.2)% (3)

	Aerospace & Defense – (0.8)%

(10,961)	BE Aerospace Inc.			$(628,504)

	Air Freight & Logistics – (0.8)%

(6,598)	United Parcel Service, Inc., Class B			(654,654)

	Airlines – (0.9)%

(11,780)	Spirit Airline Holdings, (2)			(748,855)

6	Nuveen Investments

Shares	Description (1)	Value

	Automobiles – (0.9)%

(2,854)	Tesla Motors Inc., (2)	$(715,783)

	Banks – (2.6)%

(21,100)	BankUnited Inc.	(708,749)

(16,158)	Commerce Bancshares, Inc.	(720,808)

(5,200)	M&T Bank Corporation	(628,576)
	Total Banks	(2,058,133)

	Beverages – (1.7)%

(7,557)	Brown-Forman Corporation	(712,398)

(5,416)	Constellation Brands, Inc., Class A	(638,492)
	Total Beverages	(1,350,890)

	Biotechnology – (0.6)%

(1,818)	Intercept Pharmaceuticals Incorporated, (2)	(463,945)

	Building Products – (0.9)%

(6,551)	Lennox International Inc.	(737,643)

	Capital Markets – (2.6)%

(1,927)	BlackRock Inc.	(704,858)

(22,693)	Charles Schwab Corporation	(718,233)

(18,185)	TD Ameritrade Holding Corporation	(675,573)
	Total Capital Markets	(2,098,664)

	Chemicals – (7.0)%

(4,722)	Air Products & Chemicals Inc.	(693,001)

(2,303)	CF Industries Holdings, Inc.	(727,472)

(12,028)	Cytec Industries, Inc.	(727,574)

(9,433)	E.I. Du Pont de Nemours and Company	(669,837)

(12,134)	FMC Corporation	(693,701)

(25,039)	Platform Specialty Products Corporation, (2)	(655,271)

(5,674)	Praxair, Inc.	(697,108)

(7,246)	WR Grace & Company, (2)	(709,601)
	Total Chemicals	(5,573,565)

	Construction Materials – (0.9)%

(4,674)	Martin Marietta Materials	(696,473)

	Electric Utilities – (0.8)%

(19,578)	OGE Energy Corp.	(616,707)

	Energy Equipment & Services – (1.4)%

(14,240)	Halliburton Company	(646,496)

(35,253)	RPC Inc.	(509,758)
	Total Energy Equipment & Services	(1,156,254)

Nuveen Investments	7

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Food & Staples Retailing – (0.8)%

(20,594)	Sprouts Farmers Market Inc., (2)	$(617,614)

	Food Products – (5.3)%

(11,576)	Hain Celestial Group Inc., (2)	(732,414)

(6,825)	Hershey Foods Corporation	(633,770)

(5,915)	JM Smucker Company	(701,223)

(8,030)	Keurig Green Mountain Inc.	(692,507)

(7,142)	Mead Johnson Nutrition Company, Class A Shares	(694,917)

(18,515)	Mondelez International Inc.	(770,039)
	Total Food Products	(4,224,870)

	Health Care Equipment & Supplies – (0.9)%

(3,908)	Cooper Companies, Inc.	(710,357)

	Health Care Providers & Services – (2.5)%

(19,009)	Brookdale Senior Living Inc., (2)	(716,449)

(17,375)	Envision Healthcare Holdings Inc., (2)	(642,006)

(17,642)	Permier Inc., Class A, (2)	(676,041)
	Total Health Care Providers & Services	(2,034,496)

	Health Care Technology – (1.5)%

(4,610)	AthenaHealth Inc., (2)	(537,526)

(23,134)	IMS Health Holdings Inc., (2)	(688,468)
	Total Health Care Technology	(1,225,994)

	Hotels, Restaurants & Leisure – (0.8)%

(6,137)	Wynn Resorts Ltd	(617,935)

	Household Durables – (3.5)%

(26,919)	D.R. Horton, Inc.	(703,124)

(14,852)	Garmin Limited	(675,469)

(14,864)	Lennar Corporation, Class A	(693,108)

(36,499)	Taylor Morrison, (2)	(702,241)
	Total Household Durables	(2,773,942)

	Household Products – (0.8)%

(9,767)	Colgate-Palmolive Company	(652,338)

	Industrial Conglomerates – (0.6)%

(17,318)	General Electric Company	(472,262)

	Insurance – (2.5)%

(7,090)	Aon PLC	(717,650)

(14,078)	Arthur J. Gallagher & Co.	(682,079)

(16,117)	FNF Group	(611,801)
	Total Insurance	(2,011,530)

8	Nuveen Investments

Shares	Description (1)	Value

	Internet & Catalog Retail – (0.7)%

(1,393)	Amazon.com, Inc., (2)	$(597,917)

	Internet Software & Services – (3.2)%

(3,408)	CoStar Group, Inc., (2)	(711,965)

(1,297)	Google Inc., Class A, (2)	(707,280)

(26,202)	Pandora Media, Inc., (2)	(489,191)

(15,864)	Yahoo! Inc., (2)	(681,121)
	Total Internet Software & Services	(2,589,557)

	IT Services – (0.9)%

(19,776)	VeriFone Holdings Inc., (2)	(754,850)

	Machinery – (5.6)%

(18,445)	Donaldson Company, Inc.	(657,749)

(12,476)	Flowserve Corporation	(686,180)

(16,960)	ITT Industries, Inc.	(723,853)

(16,292)	Navistar International Corporation, (2)	(431,412)

(13,237)	Oshkosh Truck Corporation	(663,968)

(9,308)	Toro Company	(636,574)

(5,317)	WABCO Holdings Inc.	(672,175)
	Total Machinery	(4,471,911)

	Marine – (0.8)%

(8,205)	Kirby Corporation	(629,406)

	Media – (1.8)%

(22,023)	Lions Gate Entertainment Corporation, Equity	(728,741)

(17,134)	Thomson Corporation	(684,675)
	Total Media	(1,413,416)

	Metals & Mining – (2.4)%

(20,114)	Allegheny Technologies, Inc.	(653,705)

(33,979)	Freeport-McMoRan, Inc.	(667,687)

(20,985)	Southern Copper Corporation	(629,970)
	Total Metals & Mining	(1,951,362)

	Multi-Utilities – (1.7)%

(9,834)	Dominion Resources, Inc.	(693,494)

(9,610)	Integry’s Energy Group, Inc.	(691,055)
	Total Multi-Utilities	(1,384,549)

	Oil, Gas & Consumable Fuels – (8.5)%

(5,885)	Cimarex Energy Company	(679,776)

(10,800)	ConocoPhillips	(687,744)

(23,746)	CONSOL Energy Inc.	(661,089)

(10,424)	Energen Corporation	(721,341)

Nuveen Investments	9

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

(7,456)	EQT Corporation	$(634,282)

(15,885)	Golar LNG, Limited	(754,696)

(16,800)	Kinder Morgan, Inc.	(697,032)

(15,989)	ONEOK, Inc.	(670,259)

(8,724)	Phillips 66	(690,243)

(12,537)	Williams Companies, Inc.	(640,641)
	Total Oil, Gas & Consumable Fuels	(6,837,103)

	Personal Products – (0.7)%

(11,153)	NuSkin Enterprises, Inc., Class A	(564,342)

	Pharmaceuticals – (0.9)%

(3,752)	Perrigo Company	(714,006)

	Professional Services – (0.9)%

(15,133)	Nielsen Holdings N.V.	(680,834)

	Road & Rail – (1.6)%

(8,183)	J.B. Hunt Transports Services Inc.	(687,536)

(6,657)	Kansas City Southern Industries	(602,459)
	Total Road & Rail	(1,289,995)

	Semiconductors & Semiconductor Equipment – (3.1)%

(10,791)	Analog Devices, Inc.	(733,356)

(15,844)	Cree, Inc., (2)	(479,756)

(14,683)	Linear Technology Corporation	(702,582)

(18,842)	SunPower Corporation, (2)	(572,608)
	Total Semiconductors & Semiconductor Equipment	(2,488,302)

	Software – (5.1)%

(9,226)	Adobe Systems Incorporated, (2)	(729,684)

(7,440)	NetSuite Inc., (2)	(695,045)

(44,017)	Nuance Communications, Inc.	(742,567)

(8,395)	ServiceNow Inc., (2)	(643,141)

(13,086)	Solera Holdings Inc.	(645,532)

(7,644)	Workday Inc., Class A, (2)	(603,264)
	Total Software	(4,059,233)

	Specialty Retail – (2.6)%

(4,733)	Advance Auto Parts, Inc.	(725,190)

(13,185)	Cabela’s Incorporated, (2)	(672,435)

(7,404)	Tiffany & Co.	(693,977)
	Total Specialty Retail	(2,091,602)

	Textiles, Apparel & Luxury Goods – (2.2)%

(14,954)	Kate Spade & Company, (2)	(370,560)

10	Nuveen Investments

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods (continued)

(6,673)	PVH Corporation	$(698,263)

(9,100)	Under Armour, Inc., (2)	(713,530)
	Total Textiles, Apparel & Luxury Goods	(1,782,353)

	Thrifts & Mortgage Finance – (1.7)%

(35,027)	Nationstar Mortgage Holdings, Incorporated, (2)	(690,731)

(64,400)	Ocwen Financial Corporation	(654,303)
	Total Thrifts & Mortgage Finance	(1,345,034)

	Trading Companies & Distributors – (0.9)%

(16,867)	Fastenal Company	(700,149)

	Water Utilities – (0.8)%

(12,825)	American Water Works Company	(678,058)
	Total Common Stocks Sold Short (proceeds $68,872,082)	(69,865,387)
	Other Assets Less Liabilities – 20.9%	16,727,160
	Net Assets – 100%	$80,130,124

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$133,100,509	$—	$—	$133,100,509
Short-Term Investments:
Repurchase Agreements	—	167,842	—	167,842
Common Stocks Sold Short	(69,865,387)	—	—	(69,865,387)
Total	$63,235,122	$167,842	$—	$63,402,964

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	11

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

As of May 31, 2015, the cost of investments (excluding common stocks sold short) was $124,998,178.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short) as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$9,949,220
Depreciation	(1,679,047)
Net unrealized appreciation (depreciation) of investments	$8,270,173

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $83,968,873 have been pledged as collateral for Common Stocks Sold Short.

12	Nuveen Investments

Nuveen Growth Fund

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.2%

	COMMON STOCKS – 98.2%

	Aerospace & Defense – 3.3%

2,922	Precision Castparts Corporation	$618,383

9,977	United Technologies Corporation	1,169,005
	Total Aerospace & Defense	1,787,388

	Banks – 1.3%

12,091	Wells Fargo & Company	676,612

	Beverages – 7.2%

15,668	Coca-Cola Company	641,761

17,402	Dr. Pepper Snapple Group	1,333,689

19,549	PepsiCo, Inc.	1,885,110
	Total Beverages	3,860,560

	Biotechnology – 7.5%

12,189	Amgen Inc.	1,904,653

9,152	Celgene Corporation, (2)	1,047,355

9,318	Gilead Sciences, Inc.	1,046,132
	Total Biotechnology	3,998,140

	Communication Equipment – 0.8%

5,789	QUALCOMM, Inc.	403,378

	Containers & Packaging – 3.2%

8,575	AptarGroup Inc.	546,828

8,251	Ball Corporation	585,738

10,491	Crown Holdings Inc., (2)	580,047
	Total Containers & Packaging	1,712,613

	Diversified Telecommunication Services – 1.7%

18,551	Verizon Communications Inc.	917,161

	Energy Equipment & Services – 0.8%

4,802	Schlumberger Limited	435,878

	Food & Staples Retailing – 6.8%

10284	Costco Wholesale Corporation	1,466,396

7,073	CVS Caremark Corporation	724,134

12,654	Kroger Co.	921,211

13,204	Whole Foods Market, Inc.	544,533
	Total Food & Staples Retailing	3,656,274

Nuveen Investments	13

Nuveen Growth Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Food Products – 1.9%

18,830	Archer-Daniels-Midland Company	$995,166

	Health Care Providers & Services – 7.9%

11,618	Aetna Inc.	1,370,575

10,655	AmerisourceBergen Corporation	1,199,327

10,944	Express Scripts, Holding Company, (2)	953,660

3,045	McKesson HBOC Inc.	722,365
	Total Health Care Providers & Services	4,245,927

	Hotels, Restaurants & Leisure – 1.9%

12,851	Marriott International, Inc., Class A	1,002,249

	Industrial Conglomerates – 2.6%

7,606	Danaher Corporation	656,550

4,333	Roper Technologies, Inc.	758,102
	Total Industrial Conglomerates	1,414,652

	Insurance – 1.0%

5,947	Reinsurance Group of America Inc.	556,342

	IT Services – 9.6%

13,283	Accenture Limited	1,275,699

12,859	Gartner Inc., (2)	1,124,905

3,473	International Business Machines Corporation (IBM)	589,194

12,280	MasterCard, Inc.	1,132,953

12,113	Teradata Corporation, (2)	471,680

8,067	Visa Inc.	554,042
	Total IT Services	5,148,473

	Leisure Equipment & Products – 1.3%

4,658	Polaris Industries Inc.	666,327

	Machinery – 3.3%

5,933	Pall Corporation	738,303

8,601	Parker Hannifin Corporation	1,035,818
	Total Machinery	1,774,121

	Media – 7.7%

22,737	Comcast Corporation, Class A	1,329,205

13,553	DirecTV, (2)	1,233,865

9,876	Discovery Communications Inc., Class A Shares, (2)	335,191

10,823	Walt Disney Company	1,194,535
	Total Media	4,092,796

	Multiline Retail – 2.0%

13,681	Target Corporation	1,085,177

14	Nuveen Investments

Shares	Description (1)			Value

	Software – 10.5%

13,219	Intuit, Inc.			$1,376,759

52,267	Microsoft Corporation			2,449,232

41,120	Oracle Corporation			1,788,309
	Total Software			5,614,300

	Specialty Retail – 6.0%

21,055	Gap, Inc.			807,038

21,523	Home Depot, Inc.			2,398,093
	Total Specialty Retail			3,205,131

	Technology Hardware, Storage & Peripherals – 7.4%

22,989	Apple, Inc.			2,995,007

35,395	EMC Corporation			932,304
	Total Technology Hardware, Storage & Peripherals			3,927,311

	Tobacco – 2.5%

11456	Lorillard, Inc.			830,331

6,216	Philip Morris International			516,363
	Total Tobacco			1,346,694
	Total Long-Term Investments (cost $40,355,006)			52,522,670

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.6%

	REPURCHASE AGREEMENTS – 1.6%

$840	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/29/15, repurchase price $840,124, collateralized by $835,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $860,039	0.000%	6/01/15	$840,124
	Total Short-Term Investments (cost $840,124)			840,124
	Total Investments (cost $41,195,130) – 99.8%			53,362,794
	Other Assets Less Liabilities – 0.2%			89,716
	Net Assets – 100%			$53,452,510

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	15

Nuveen Growth Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$52,522,670	$—	$—	$52,522,670
Short-Term Investments:
Repurchase Agreements	—	840,124	—	840,124
Total	$52,522,670	$840,124	$—	$53,362,794

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2015, the cost of investments was $41,302,714.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$12,695,287
Depreciation	(635,207)
Net unrealized appreciation (depreciation) of investments	$12,060,080

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

16	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: July 30, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 30, 2015